5. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Convertible Notes Payable [Abstract]
Interest expense related to convertible notes payable	$ 97,362
Amortization of deferred finance fees	$ 21,502	$ 863	$ 863	$ 127,200